Subsequent events	6 Months Ended
Feb. 29, 2024
Subsequent events [Abstract]
Subsequent events

Note 11 — Subsequent events

Management has reviewed events occurring through the date the consolidated financial statements were issued and, except as disclosed elsewhere in the consolidated financial statements, no subsequent events occurred that require accrual or disclosure.